CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Common Shares Outstanding	Stock Options	Contributed Surplus	Deficit	Other Reserves	Total
Balance at the beginning of the year at Dec. 31, 2017	$ 5,288,432	$ 186,754	$ 37,254	$ (559,504)	$ (5,945)	$ 4,946,991
Balance at the beginning of the year (in Shares) at Dec. 31, 2017	232,250,441
Net income (loss)				(326,701)		(326,701)
Other comprehensive income (loss)				803	(49,661)	(48,858)
Comprehensive income (loss) for the year				(325,898)	(49,661)	(375,559)
Transfer of (loss) gain on disposal of equity securities at FVOCI to deficit				(1,290)	1,290
Hedging gains and costs of hedging transferred to property, plant and mine development					(3,779)	(3,779)
Shares issued under employee stock option plan (Notes 16 and 17A)	$ 39,923	(8,961)				30,962
Shares issued under employee stock option plan (Notes 16 and 17A) (in shares)	1,220,921
Stock options (Notes 16 and 17A)		19,804				19,804
Shares issued under incentive share purchase plan (Note 17B)	$ 20,595					20,595
Shares issued under incentive share purchase plan (Note 17B) (in Shares)	515,432
Shares issued under dividend reinvestment plan	$ 18,286					18,286
Shares issued under dividend reinvestment plan (in Shares)	495,819
Dividends declared				(102,221)		(102,221)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (Notes 16 and 17C,D)	$ (5,067)					(5,067)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (Notes 16 and 17C,D) (in shares)	(24,016)
Balance at the end of the year at Dec. 31, 2018	$ 5,362,169	197,597	37,254	(988,913)	(58,095)	4,550,012
Balance at the end of the year (in Shares) at Dec. 31, 2018	234,458,597
Net income (loss)				473,166		473,166
Other comprehensive income (loss)				(3,724)	12,238	8,514
Comprehensive income (loss) for the year				469,442	12,238	481,680
Transfer of (loss) gain on disposal of equity securities at FVOCI to deficit				2,065	(2,065)
Shares issued under employee stock option plan (Notes 16 and 17A)	$ 174,885	(34,258)				140,627
Shares issued under employee stock option plan (Notes 16 and 17A) (in shares)	4,214,332
Stock options (Notes 16 and 17A)		16,821				16,821
Shares issued under incentive share purchase plan (Note 17B)	$ 23,208					23,208
Shares issued under incentive share purchase plan (Note 17B) (in Shares)	435,420
Shares issued under dividend reinvestment plan	$ 24,555					24,555
Shares issued under dividend reinvestment plan (in Shares)	492,531
Dividends declared				(129,924)		(129,924)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (Notes 16 and 17C,D)	$ 4,535					4,535
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (Notes 16 and 17C,D) (in shares)	18,155
Balance at the end of the year at Dec. 31, 2019	$ 5,589,352	$ 180,160	$ 37,254	$ (647,330)	$ (47,922)	$ 5,111,514
Balance at the end of the year (in Shares) at Dec. 31, 2019	239,619,035